Income Taxes	12 Months Ended
Dec. 31, 2017
Income Taxes
Income Taxes

5. Income Taxes

Components of income (loss) before income taxes—Domestic and foreign components of income (loss) before income taxes were as follows:

	Year Ended December 31,
	2017	2016	2015
Domestic	$65,023	$(8,558)	$21,791
Foreign	3,073	1,191	217
Income (loss) before income taxes	$68,096	$(7,367)	$22,008

Provision for income tax—The provision for income taxes consisted of:

	Year Ended December 31,
	2017	2016	2015
Current:
Federal	$—	$—	$—
State	594	229	474
Foreign	735	448	246
Total current income taxes	1,329	677	720
Deferred—foreign	220	132	64
Total provision for income taxes	$1,549	$809	$784

Effective income tax rate reconciliation—The effective income tax rate was different from the statutory U.S. federal income tax rate due to the following:

	Year Ended December 31,
	2017	2016	2015
Income taxes at 35% statutory tax rate	$23,834	$(2,578)	$7,703
Net difference resulting from:
Profit and loss of Cactus LLC not subject to U.S. federal tax	(22,758)	2,990	(7,627)
Foreign earnings subject to different tax rates	(302)	(122)	(50)
State income taxes	594	229	474
Foreign withholding taxes	220	132	64
Change in valuation allowance	(39)	158	220
Total provision for income taxes	$1,549	$809	$784

Deferred tax components—The components of deferred tax assets and liabilities are as follows:

	December 31,
	2017	2016
Foreign withholding taxes	$416	$196
Foreign loss carryforwards	(489)	(528)
Valuation allowance	489	528
Total deferred tax liability, net	$416	$196

We have foreign net operating losses of $1.8 million, $1.9 million and $1.3 million for 2017, 2016 and 2015, respectively. The foreign net operating losses have an indefinite carryforward period. We have recorded a full valuation allowance against the deferred tax assets associated with the foreign net operating loss carryforwards due to the uncertainty of realization.

Taxing Authority Examinations—The Texas Franchise state tax returns for the years ended December 31, 2014 and 2015 are currently under examination by the taxing authorities. Management believes that the result of the examination will not have a material impact on the financial statements. None of our other state income tax returns are currently under examination by state taxing authorities.